UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-6409

Strong Short-Term Municipal Bond Fund, Inc., on behalf of the Strong Short-Term Municipal Bond Fund
(Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Short-Term Municipal Bond Fund
January 31, 2005 (Unaudited)
                                                                         Shares or
                                                                         Principal
                                                                           Amount            Value
---------------------------------------------------------------------------------------------------------
Municipal Bonds 52.1%
Alabama 0.8%
Choctaw County, Alabama Revenue, 3.625%, Due 3/01/09 (e)                 $  2,825,000       $  2,839,125
Mobile, Alabama GO, 6.20%, Due 2/15/07 (f)                                  1,000,000          1,065,000
                                                                                     --------------------
                                                                                               3,904,125
Alaska 0.9%
Northern Tobacco Securitization Corporation Tobacco Settlement
Revenue:
    5.40%, Due 6/01/08                                                      2,500,000          2,587,500
    5.60%, Due 6/01/09                                                        600,000            629,250
    5.60%, Due 6/01/10                                                      1,375,000          1,447,188
                                                                                     --------------------
                                                                                               4,663,938
Arizona 0.9%
White Mountain Apache Tribe Fort Apache Indian Reservation
Revenue - Fort Apache Timber Company Project, 6.25%, Due 3/05/12
(d)                                                                         3,216,911          3,430,032
Yavapai County, Arizona IDA IDR - Citizens Utilities Company
Project, 5.45%, Due 6/01/33 (Called at $101 on 6/01/07)                     1,350,000          1,336,500
                                                                                     --------------------
                                                                                               4,766,532
California 3.6%
California Department of Water Resources Power Supply Revenue,
5.50%, Due 5/01/07                                                            250,000            265,938
California Rural Home Mortgage Finance Authority SFMR, 6.625%,
Due 6/01/33 (e)                                                             3,585,000          3,741,844
Golden State Tobacco Securitization Corporation Asset-Backed
Tobacco Settlement Revenue:
    5.375%, Due 6/01/17                                                     1,365,000          1,405,950
    5.50%, Due 6/01/18                                                      1,500,000          1,565,625
    5.625%, Due 6/01/20                                                     7,000,000          7,288,750
Pasadena, California Revenue - Huntington Memorial Hospital
Project:
    4.50%, Due 12/19/06                                                     2,773,625          2,794,427
    5.27%, Due 12/19/06                                                       249,484            252,398
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue:
    5.00%, Due 3/01/06                                                        680,000            684,121
    5.50%, Due 3/01/08                                                        650,000            658,937
                                                                                     --------------------
                                                                                              18,657,990
Colorado 1.1%
Colorado EFA and Cultural Revenue - Colorado Lutheran High
School Association Project, 7.00%, Due 6/01/12                                770,000            784,438
Colorado EFA and Cultural Revenue Refunding and Improvement -
Denver Academy Project, 5.00%, Due 5/01/08                                  1,125,000          1,125,000
Colorado Housing and Finance Authority Revenue, 6.60%, Due
5/01/28 (e)                                                                 2,010,000          2,107,987
Garfield County, Colorado Hospital Revenue - Valley View
Hospital Association Project, 4.00%, Due 5/15/09 (e)                          835,000            861,094
Highlands Ranch, Colorado Metropolitan District Number 3 GO,
5.00%, Due 12/01/06 (e)                                                       580,000            601,025
                                                                                     --------------------
                                                                                               5,479,544
Connecticut 0.3%
Mashantucket Western Pequot Tribe Subordinated Special Revenue,
5.70%, Due 9/01/12                                                          1,400,000          1,498,000

District of Columbia 0.1%
District of Columbia Tobacco Settlement Financing Corporation
Revenue, 5.375%, Due 5/15/10                                                  500,000            520,625

Florida 5.3%
Brevard County, Florida HFA Homeowner Mortgage Revenue
Refunding, 6.50%, Due 9/01/22 (e)                                             290,000            292,271
Broward County, Florida Resource Recovery Revenue Refunding -
Wheelabrator South Broward Project:
    5.00%, Due 12/01/07                                                     1,280,000          1,360,000
    5.375%, Due 12/01/10                                                    3,000,000          3,251,250
Capital Trust Agency Revenue - Seminole Tribe Convention Project:
    6.00%, Due 10/01/17 (e)                                                 1,950,000          2,110,875
    8.95%, Due 10/01/33                                                     1,500,000          1,723,125
Dade County, Florida Health Facilities Authority Hospital
Revenue - Miami Children's Hospital Project, 5.00%, 8/01/23
(Pre-Refunded at $100 on 2/01/10)                                           1,300,000          1,395,875
Duval County, Florida HFA MFHR - Lindsay Terrace Apartments
Project, 5.00%, Due 1/01/12 (e)                                             1,360,000          1,436,500
Escambia County, Florida HFA SFMR Refunding - Multi County
Project, 6.95%, Due 4/01/24 (e)                                             1,920,000          2,032,800
Fiddlers Creek Community Development District Special Assessment
Revenue, 5.80%, Due 5/01/21                                                 1,085,000          1,103,988
Florida State Board of Public Education GO, 6.20%, Due 5/01/06
(f)                                                                         1,500,000          1,556,250
Hillsborough County, Florida HFA MFHR - Oaks at Riverview
Project, 2.125%, Due 1/01/07                                                2,500,000          2,465,625
Hillsborough County, Florida IDA Hospital Revenue Refunding -
Tampa General Hospital Project:
    5.00%, Due 10/01/07                                                     1,000,000          1,050,000
    5.00%, Due 10/01/08                                                       750,000            791,250
Jacksonville, Florida Electric Authority Revenue - Water and
Sewer System Project, 6.125%, Due 10/01/39                                  3,810,000          3,871,874
Manatee County, Florida HFA SFMR Refunding, 6.50%, Due 11/01/23
(e)                                                                           420,000            447,825
Miami Beach, Florida Health Facilities Authority Hospital
Revenue Refunding - Mount Sinai Medical Center Project, 5.75%,
Due 11/15/06                                                                1,500,000          1,522,500
Ocean Highway and Port Authority Solid Waste PCR Refunding -
Stone Container Corporation Project, 6.50%, Due 11/01/06                      305,000            319,106
Volusia County, Florida EFA Revenue Refunding - Embry-Riddle
Aeronautical Project, 2.50%, Due 10/15/06 (e)                                 745,000            740,344
                                                                                     --------------------
                                                                                              27,471,458
Georgia 0.9%
Dalton, Georgia School District Lease Revenue, 4.20%, Due
8/01/13 (d)                                                                 3,037,371          3,079,135
Gainesville, Georgia School District Lease Revenue, 4.20%, Due
3/01/13 (d)                                                                   968,844            983,377
Putnam County, Georgia School District Lease Revenue, 4.20%, Due
3/01/13 (d)                                                                   571,258            579,827
                                                                                     --------------------
                                                                                               4,642,339
Idaho 1.5%
Boise City, Idaho Urban Renewal Agency Lease Revenue - ADA
County Courts Project, 6.00%, Due 8/15/23 (e)                               6,715,000          7,638,312

Illinois 2.8%
Alton, Illinois Hospital Facility Revenue Refunding - St.
Anthony's Health Center Project, 5.50%, Due 9/01/06                           435,000            438,263
Aurora, Illinois Tax Increment Revenue, 4.90%, Due 12/30/11                 2,600,000          2,658,500
Champaign County, Illinois Community Unit Urbana School District
Number 116 GO, Zero %, Due 1/01/14 (Pre-Refunded at $79.773 on
1/01/10) (e)                                                                  190,000            129,675
Chicago, Illinois Transit Authority Capital Revenue, 4.25%, Due
6/01/08 (e)                                                                 5,910,000          5,945,992
Illinois DFA Revenue - Community Rehabilitation Providers
Facilities Project, 4.90%, Due 7/01/07                                        145,000            143,912
Illinois Health Facilities Authority Revenue - Memorial Medical
Center Systems Project, 5.25%, Due 10/01/09 (e)                               625,000            679,688
Illinois Health Facilities Authority Revenue Refunding -
Advocate Health Care Project, 5.30%, Due 8/15/07                              630,000            669,375
Mc Henry and Kane Counties, Illinois Community Consolidated
School District Number 158 Capital Appreciation GO - School
Building Project, Zero %, Due 1/01/09 (e)                                   2,000,000          1,762,500
University of Illinois COP - Utility Infrastructure Projects,
5.00%, Due 8/15/09 (e)                                                      1,740,000          1,896,600
                                                                                     --------------------
                                                                                              14,324,505
Iowa 0.2%
Tobacco Settlement Authority of Iowa Tobacco Settlement Revenue,
5.50%, Due 6/01/11                                                            875,000            912,188

Kentucky 0.4%
Muhlenberg County, Kentucky Hospital Revenue Refunding -
Muhlenberg Community Hospital Project, 6.75%, Due 7/01/10                   1,900,000          1,990,250

Louisiana 0.6%
Calcasieu Parish, Louisiana IDB PCR Refunding - Entergy Gulf
States, Inc. Project, 5.45%, Due 7/01/10                                      950,000            970,444
Epps, Louisiana COP, 7.25%, Due 6/01/09                                     2,050,000          2,080,750
                                                                                     --------------------
                                                                                               3,051,194
Massachusetts 3.0%
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project:
    5.25%, Due 7/01/06                                                      1,500,000          1,537,500
    5.25%, Due 7/01/07                                                      1,960,000          2,045,750
    5.875%, Due 7/01/08                                                       750,000            803,437
Massachusetts Health and EFA Revenue - Eye and Ear Infirmary
Project, 5.25%, Due 7/01/09 (e)                                               775,000            818,594
Massachusetts Housing Finance Agency Revenue, 3.15%, Due 6/01/08
(e)                                                                         2,400,000          2,400,000
Massachusetts Industrial Finance Agency Water Treatment Revenue
- Massachusetts-American Hingham Project, 6.25%, Due 12/01/10               2,435,000          2,557,578
Massachusetts Turnpike Authority Metropolitan Highway System
Revenue, 5.00%, Due 1/01/11                                                 5,000,000          5,281,250
                                                                                     --------------------
                                                                                              15,444,109
Minnesota 1.3%
Minnesota COP, 3.50%, Due 6/30/07                                           1,578,943          1,583,348
Minnesota GO - Duluth Airport Lease Revenue Project, 6.25%, Due
8/01/14                                                                       500,000            509,480
Minnesota Higher EFA Revenue - Hamline University Project,
5.65%, Due 10/01/07                                                           125,000            131,094
Minnesota Housing Finance Agency, 5.00%, Due 7/01/34 (c)                    2,150,000          2,262,875
St. Paul, Minnesota Housing and Redevelopment Authority Parking
Revenue - Allina Health System Gold Ramp Project, 4.95%, Due
3/01/06                                                                     2,000,000          2,045,080
                                                                                     --------------------
                                                                                               6,531,877
Missouri 1.8%
Chesterfield, Missouri Tax Increment Revenue Refunding and
Improvement - Chesterfield Valley Project, 4.50%, Due 4/15/16               3,195,000          3,228,452
Hazelwood, Missouri IDA Tax Increment Revenue Refunding -
Missouri Bottom Road Development Project, 3.875%, Due 8/01/18               5,500,000          5,438,125
Springfield, Missouri Land Clearance Redevelopment Authority
Industrial Revenue Refunding - University Plaza Project, 6.30%,
Due 10/01/06                                                                  775,000            803,094
                                                                                     --------------------
                                                                                               9,469,671
Montana 0.7%
Billings, Montana Tax Incremental Urban Renewal Refunding:
    2.96%, Due 3/01/06                                                      1,260,000          1,252,188
    3.38%, Due 3/01/07                                                      1,300,000          1,287,000
    3.80%, Due 3/01/08                                                        995,000            992,513
                                                                                     --------------------
                                                                                               3,531,701
New Hampshire 0.4%
New Hampshire Health and EFA Revenue - Southern New Hampshire
Medical Center Project:
    3.00%, Due 10/01/06                                                       490,000            491,225
    4.00%, Due 10/01/07                                                     1,420,000          1,467,925
                                                                                     --------------------
                                                                                               1,959,150
New Jersey 2.1%
New Jersey EDA Cigarette Tax Revenue:
    5.625%, Due 6/15/17                                                       750,000            780,937
    5.625%, Due 6/15/18                                                       910,000            961,188
New Jersey Health Care Facilities Financing Authority Revenue
(e):
    Jersey City Medical Center Project, 4.80%, Due 8/01/21                  1,500,000          1,556,250
    St. Joseph's Hospital and Medical Center Project, 5.60%, Due
7/01/07                                                                     4,885,000          5,184,206
Tobacco Settlement Financing Corporation Revenue:
    4.375%, Due 6/01/19                                                     1,500,000          1,498,125
    5.00%, Due 6/01/09                                                        290,000            297,612
Union County, New Jersey Industrial PCFA PCR Refunding -
American Cyanamid Company Project, 5.80%, Due 9/01/09                         500,000            545,000
                                                                                     --------------------
                                                                                              10,823,318
New Mexico 0.1%
New Mexico Educational Assistance Foundation Student Revenue
Refunding, 7.05%, Due 3/01/10                                                 360,000            368,294

New York 4.6%
New York Convention Center Operating Corporation COP - Yale
Building Acquisition Project, Zero %, Due 6/01/08                           4,600,000          3,973,250
New York, New York GO:
    6.125%, Due 8/01/06                                                       220,000            231,825
    8.25%, Due 6/01/06                                                        700,000            755,125
New York, New York Industrial Development Agency Civic Facility
Revenue - Special Needs Facilities Pooled Program Project,
6.50%, Due 7/01/06                                                          1,200,000          1,212,000
Tobacco Settlement Financing Corporation Revenue:
    5.00%, Due 6/01/07                                                      4,500,000          4,713,750
    5.00%, Due 6/01/09                                                      1,230,000          1,235,424
    5.00%, Due 6/01/10                                                      4,500,000          4,541,490
    5.00%, Due 6/01/11                                                      6,890,000          7,113,925
                                                                                     --------------------
                                                                                              23,776,789
North Carolina 0.3%
North Carolina Eastern Municipal Power Agency Power Systems
Revenue, 6.00%, Due 1/01/09                                                 1,600,000          1,700,000
North Carolina Municipal Power Agency Number 1 Catawba Electric
Revenue, 7.25%, Due 1/01/07                                                   115,000            124,056
                                                                                     --------------------
                                                                                               1,824,056
Ohio 0.4%
Franklin County, Ohio EDR Refunding - Capitol South Community
Urban Program, 4.85%, Due 6/01/06                                           1,330,000          1,366,575
Montgomery County, Ohio Hospital Facilities Revenue - Kettering
Medical Center Project, 6.00%, Due 4/01/08                                    500,000            542,500
                                                                                     --------------------
                                                                                               1,909,075
Oklahoma 0.9%
Kingfisher, Oklahoma Revenue - Kingfisher Public Schools
Project, 4.10%, Due 9/01/09                                                 1,000,000          1,010,000
Okarche, Oklahoma EDA Educational Facilities Lease Revenue -
Chickasha Public Schools Project, 4.50%, Due 9/01/08                        2,005,000          2,070,163
Oklahoma DFA Revenue - Comanche County Hospital Project, 5.35%,
Due 7/01/08                                                                   450,000            468,000
Pottawatomie County, Oklahoma Facilities Authority Educational
Facilities Lease Revenue - Harrah Public Schools Project, 3.35%,
Due 9/01/08                                                                 1,120,000          1,113,000
                                                                                     --------------------
                                                                                               4,661,163
Pennsylvania 4.4%
Delaware County, Pennsylvania IDA Revenue Refunding - American
Ref-Fuel Corporation Resources Recovery Facility Project, 6.10%,
Due 7/01/13                                                                 1,475,000          1,589,312
Grove City, Pennsylvania Area Hospital Authority - United
Community Hospital Project, 4.75%, Due 7/01/06                                660,000            666,600
Pennsylvania EDFA Revenue - Northwestern Human Services Project,
4.875%, Due 6/01/08 (e)                                                     3,295,000          3,459,750
Pennsylvania Higher EFA Health Services Revenue - University of
Pennsylvania Project, 5.60%, Due 1/01/10                                    4,000,000          4,157,040
Pennsylvania Higher EFA Revenue - Independent Colleges and
Universities of Pennsylvania Project, 5.00%, Due 11/01/11                   2,080,000          2,145,000
Philadelphia, Pennsylvania Hospitals and Higher EFA Health
System Revenue - Jefferson Health System Project, 5.25%, Due
5/15/10 (e)                                                                 5,630,000          6,073,362
Philadelphia, Pennsylvania Hospitals and Higher EFA Hospitals
Revenue - Jeanes Health System Project, 6.60%, Due 7/01/10                  1,715,000          1,847,913
Washington County, Pennsylvania IDA Revenue - Children's Home of
Pittsburgh Project, 4.00%, Due 6/15/08                                      2,500,000          2,496,875
                                                                                     --------------------
                                                                                              22,435,852
Puerto Rico 0.5%
Children's Trust Fund Puerto Rico Tobacco Settlement Revenue,
5.75%, Due 7/01/20 (Pre-Refunded at $100 on 7/01/10)                          440,000            480,150
Puerto Rico Industrial Tourist Educational, Medical and
Environmental Control Facilities Revenue - Ana G. Mendez
University System Project:
    5.00%, Due 2/01/07                                                        300,000            310,875
    5.00%, Due 2/01/08                                                        925,000            967,781
    5.00%, Due 12/01/08                                                       390,000            410,963
Puerto Rico Industrial Tourist Educational, Medical and Environmental
Control Facilities Revenue Refunding - Ana G.
Mendez University System Project, 4.50%, Due 12/01/06                         355,000            363,875
                                                                                     --------------------
                                                                                               2,533,644
South Carolina 0.8%
Connector 2000 Association, Inc. Senior Capital Appreciation
Toll Road Revenue - Greenville, South Carolina Southern
Connector Project, Zero %, Due 1/01/28                                      2,835,000            403,987
South Carolina Jobs EDA Hospital Facilities Revenue Refunding -
Palmetto Health Alliance Project:
    4.50%, Due 8/01/06                                                        235,000            238,819
    5.00%, Due 8/01/08                                                        760,000            794,200
South Carolina Ports Authority Ports Revenue (f):
    7.70%, Due 7/01/06                                                      1,205,000          1,292,363
    7.80%, Due 7/01/09                                                      1,255,000          1,410,306
                                                                                     --------------------
                                                                                               4,139,675
South Dakota 0.2%
South Dakota EDFA EDR - Angus Project:
    4.25%, Due 4/01/08                                                        225,000            232,312
    4.50%, Due 4/01/09                                                        260,000            270,400
South Dakota EDFA EDR - McEleeg Project, 4.375%, Due 4/01/11                  730,000            739,125
                                                                                     --------------------
                                                                                               1,241,837
Tennessee 0.6%
Citizens Gas Utility District Gas Revenue Refunding, 5.15%, Due
1/01/09 (e) (f)                                                               335,000            342,474
Shelby County, Tennessee Health, Educational, and Housing
Facilities Board Revenue - Baptist Memorial Healthcare Project,
5.00%, Due 9/01/07                                                          2,500,000          2,634,375
                                                                                     --------------------
                                                                                               2,976,849
Texas 3.7%
Anson, Texas Education Facilities Corporation Student Housing
Revenue - University of Texas-Waterview Park Project, 4.00%, Due
1/01/08 (e)                                                                   630,000            642,600
Bexar County, Texas Revenue - Venue Project, 5.75%, Due 8/15/22
(e)                                                                         9,000,000          9,900,000
Falcons Lair, Texas Utility and Reclamation District COP, 7.10%,
Due 10/15/06 (d) (g)                                                        5,855,000          1,463,750
Gateway Public Facility Corporation MFHR - Stonegate Villas
Apartments Project, 3.875%, Due 1/01/10 (e)                                   970,000            985,763
Houston, Texas Airport System Special Facilities Revenue -
People Mover Project, 5.375%, Due 7/15/09 (e)                               2,695,000          2,849,963
Odessa, Texas Housing Authority MFMR - Section 8 Assisted
Project, 6.375%, Due 10/01/11                                               2,455,000          2,430,450
San Angelo, Texas Independent School District GO Refunding, Zero
%, Due 2/15/06 (e)                                                            100,000             97,195
Weslaco, Texas Health Facilities Development Corporation
Hospital Revenue - Knapp Medical Center Project, 5.00%, Due
6/01/07                                                                       530,000            545,237
                                                                                     --------------------
                                                                                              18,914,958
Utah 0.6%
Davis County, Utah School District Lease Purchase Revenue,
3.00%, Due 9/07/08                                                          2,040,035          2,042,585
Mountain Regional Water Improvement District Number 2002-1
Special Service Assessment, 6.25%, Due 12/01/08                             1,040,000          1,041,300
                                                                                     --------------------
                                                                                               3,083,885
Virgin Islands 1.1%
Virgin Islands Public Finance Authority Revenue:
    5.50%, Due 10/01/06 (e)                                                 3,315,000          3,464,175
    6.00%, Due 10/01/06                                                     1,000,000          1,032,500
    6.00%, Due 10/01/07                                                     1,250,000          1,314,062
                                                                                     --------------------
                                                                                               5,810,737
Virginia 0.9%
Pittsylvania County, Virginia IDA Exempt Facility Revenue -
Multitrade of Pittsylvania Project, 7.50%, Due 1/01/14                      4,500,000          4,677,885

Washington 0.6%
Snohomish County, Washington Public Hospital District Number 3
GO, 6.00%, Due 6/01/10                                                        205,000            217,556
Tobacco Settlement Authority of Washington Tobacco Settlement
Revenue, 5.00%, Due 6/01/08                                                 1,700,000          1,738,250
Walla Walla, Washington Housing Authority Revenue - Wilbur Manor
Project, 6.25%, Due 12/01/11                                                  915,000            909,281
                                                                                     --------------------
                                                                                               2,865,087
West Virginia 0.3%
Ohio County, West Virginia Building Commission Revenue - Ohio
Valley Medical Center Project, 7.00%, Due 10/01/10 (f)                        360,000            406,350
West Virginia Public Energy Authority Energy Revenue -
Morgantown Associates Project, 5.05%, Due 7/01/08 (e)                       1,170,000          1,196,325
                                                                                     --------------------
                                                                                               1,602,675
Wisconsin 2.5%
Badger Tobacco Asset Securitization Corporation Revenue:
    5.00%, Due 6/01/08                                                        325,000            332,312
    5.00%, Due 6/01/09                                                        655,000            672,194
    5.50%, Due 6/01/10                                                      2,900,000          3,037,750
Oshkosh, Wisconsin IDR - Don Evans, Inc. Project (e):
    4.85%, Due 12/01/07                                                       570,000            586,387
    5.05%, Due 12/01/08                                                       605,000            624,663
    5.20%, Due 12/01/09                                                       650,000            672,750
Pleasant Prairie, Wisconsin Water and Sewer System Revenue BAN,
4.00%, Due 10/01/07 (Pre-Refunded at $100 on 10/01/06)                      3,935,000          4,043,212
Stevens Point, Wisconsin Community Development Authority Housing
Mortgage Revenue, 6.50%, Due 9/01/09 (f)                                       25,000             27,094
Wisconsin Health and EFA Revenue:
    Bellin Memorial Hospital, Inc. Project, 5.00%, Due 2/15/09              1,000,000          1,026,250
    Divine Savior Healthcare Project, 4.45%, Due 5/01/07 (e)                  175,000            179,594
Wisconsin Health and EFA Revenue - Marshfield Clinic Project:
    4.50%, Due 2/15/06                                                        200,000            201,606
    5.75%, Due 2/15/07                                                        350,000            367,937
Wisconsin Health and EFA Revenue Refunding - Three Pillars
Senior Communities Project, 5.00%, Due 8/15/10                              1,000,000          1,058,750
                                                                                     --------------------
                                                                                              12,830,499
Multiple States 0.9%
Tax Exempt Municipal Infrastructure Improvement Trust Revenue
(h):
    3.80%, Due 5/01/08 (e)                                                  3,000,000          3,026,250
    4.05%, Due 11/01/08                                                     1,500,000          1,498,125
                                                                                     --------------------
                                                                                               4,524,375
---------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $269,235,817)                                                    267,458,161
---------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 12.8%
Alabama 1.4%
Birmingham, Alabama Baptist Medical Center Special Care
Facilities Financing Authority Revenue - Baptist Health System
Project, 4.35%, Due 11/15/16 (Mandatory Put at $100 on 7/01/06)               350,000            351,750
Birmingham, Alabama Special Care Facilities Financing Authority
Revenue - Baptist Medical Centers Health System Project:
    Class A-1, 4.35%, Due 11/15/28 (Mandatory Put at $100 on
7/01/06)                                                                    2,500,000          2,509,375
    Class A-2, 4.35%, Due 11/15/28 (Mandatory Put at $100 on
7/01/06)                                                                    4,465,000          4,469,554
                                                                                     --------------------
                                                                                               7,330,679
Arizona 0.5%
Maricopa County, Arizona IDA IDR - Citizens Utilities Company
Project, 4.75%, Due 8/01/20 (Putable at $100 and Rate Reset
Effective 8/01/07)                                                          1,215,000          1,180,069
Santa Cruz County, Arizona IDA IDR - Citizens Utility Company
Project, 4.75%, Due 8/01/20 (Putable at $100 and Rate Reset
Effective on 8/01/07)                                                       1,265,000          1,230,213
                                                                                     --------------------
                                                                                               2,410,282
California 0.9%
Fullerton, California Redevelopment Agency COP - Southern
California College of Optometry, 5.00%, Due 4/01/34 (Mandatory
Put at $100 on 4/01/07) (e)                                                 4,500,000          4,708,125

Florida 0.3%
Hillsborough County, Florida IDA PCR Refunding - Tampa Electric
Company Project, 4.25%, Due 11/01/20 (Mandatory Put at $100 on
8/01/07)                                                                    1,600,000          1,628,000

Illinois 1.5%
Illinois DFA IDR - Citizens Utilities Company Project, 4.80%,
Due 8/01/25 (Mandatory Put at $100 on 8/01/07)                                340,000            330,650
Illinois DFA PCR Refunding - Central Illinois Public Service
Project, 5.00%, Due 6/01/28 (Mandatory Put at $100 on 12/01/06)             1,900,000          1,964,125
Illinois Health Facilities Authority Revenue - Hospital Sisters
Services, Inc. Project, 4.00%, Due 12/01/22 (Putable at $100 and
Rate Reset Effective 12/01/06) (e)                                          5,500,000          5,616,875
                                                                                     --------------------
                                                                                               7,911,650
Michigan 1.3%
Michigan Strategic Fund Solid Waste Disposal Revenue Refunding,
3.15%, Due 12/01/13 (Mandatory Put at $100 on 2/01/06)                      6,775,000          6,775,000

Ohio 0.5%
Montgomery County, Ohio Health Care Facilities Revenue Refunding
EXTRAS - Friendship Village of Dayton Project, 9.00%, Due
2/01/22 (Putable at $100 and Rate Reset Effective 2/01/06;
Subject to Remarketing) (d)                                                 1,050,000            946,407
Perry County, Ohio Nursing Facilities Revenue Refunding - New
Lexington Health Care Project, 4.75%, Due 9/01/10 (Mandatory Put
at $100 on 9/01/06) (e)                                                     1,600,000          1,632,000
                                                                                     --------------------
                                                                                               2,578,407
Tennessee 0.7%
Shelby County, Tennessee Health, Educational, and Housing
Facilities Board Revenue - Baptist Memorial Healthcare Project,
5.00%, Due 9/01/24 (Mandatory Put at $100 on 10/01/08)                      3,650,000          3,869,000

Texas 1.5%
Brazos River Authority Collateralized PCR Refunding - Texas
Utilities Electric Company Project, 5.05%, Due 6/01/30
(Mandatory Put at $100 on 6/19/06)                                          1,440,000          1,479,600
Brazos River Authority PCR Refunding - Texas Utilities Electric
Company Project, 5.40%, Due 4/01/30 (Mandatory Put at $100 on
5/01/06)                                                                    2,000,000          2,057,500
Lancaster, Texas HFC MFHR - Pleasant Creek Corners Project (d):
    3.78%, Due 6/15/06                                                      2,627,175          2,364,457
    4.174%, Due 6/15/06                                                       332,000            298,800
Sabine River Authority PCR Refunding - TXU Electric Company
Project, 5.75%, Due 5/01/30 (Mandatory Put at $100 on 11/01/11)               290,000            316,100
Trinity River Authority PCR - TXU Electric Company Project,
5.00%, Due 5/01/27 (Mandatory Put at $100 on 11/01/06)                      1,105,000          1,143,675
                                                                                     --------------------
                                                                                               7,660,132
Virginia 1.0%
Louisa, Virginia IDA Solid Waste and Sewer Disposal Revenue -
Virginia Electric and Power Company Project, 2.30%, Due 3/01/31
(Mandatory Put at $100 on 3/01/07)                                          5,000,000          4,918,750

Washington 0.9%
Clark County, Washington Industrial Revenue Bond Public
Corporation Solid Waste Disposal Project Revenue - Camas Power
Boiler LP Project, 3.375%, Due 8/01/07 (e)                                  4,475,000          4,486,680

West Virginia 0.4%
Putnam County, West Virginia PCR Refunding - Appalachian Power
Company Project, 2.80%, Due 5/01/19 (Mandatory Put at $100 on
11/01/06)                                                                   2,000,000          1,995,000

Wisconsin 0.1%
Wisconsin Health and EFA Revenue - Milwaukee Institute of Art Project,
5.00%, Due 1/01/34 (Mandatory Put at $100 on 1/01/10) (e)                     250,000            267,812

Multiple States 1.8%
GMAC Municipal Mortgage Trust Preferred Shares, Series A-1-1,
4.15%, Due 10/31/39 (Mandatory Put at $100 on 10/31/09) (h)                 1,000,000            992,500
MMA Financial CDD Senior Securitization Trust Beacon Lakes
Pass-Thru Trust, 3.375%, Due 11/01/08 (e)                                   3,000,000          2,992,500
Munimae Trust Certificates, 4.40%, Due 8/24/09 (Mandatory Put at
$100 on 12/17/06)                                                           5,165,000          5,210,194
                                                                                     --------------------
                                                                                               9,195,194
---------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $65,948,561)                                        65,734,711
---------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                         5,600,000             15,680
---------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $116,480)                                                      15,680
---------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 34.7%
Municipal Bonds 10.5%
California 0.5%
ABAG Finance Authority for Nonprofit Corporations Revenue - San
Diego Hospital Association Project, 6.00%, Due 8/15/05                      2,670,000          2,717,446

Colorado 0.1%
Colorado Health Facilities Authority Hospital Revenue Refunding
- Parkview Medical Center Project, 5.50%, Due 9/01/05                         630,000            639,595

Connecticut 0.2%
Mohegan Tribe Indians Gaming Authority Public Improvement
Revenue, 5.50%, Due 1/01/06                                                   850,000            870,714

Illinois 0.3%
Godley, Illinois Park District GO, 3.65%, Due 12/01/05                        340,000            343,652
Illinois Health Facilities Authority Revenue - Decatur Memorial
Hospital Project, 4.20%, Due 10/01/05                                         670,000            677,578
Kane, Cook and Du Page Counties, Illinois School District Number
46 Elgin Lease Purchase, 6.07%, Due 6/21/05 (d)                               552,575            556,686
                                                                                     --------------------
                                                                                               1,577,916
Kentucky 0.3%
Nelson County, Kentucky Industrial Building Revenue - Mabex
Universal Corporation Project, 6.50%, Due 4/01/05 (e)                       1,450,000          1,457,627

Massachusetts 1.2%
Massachusetts Industrial Finance Agency Resource Recovery
Revenue Refunding - Massachusetts Refusetech, Inc. Project,
6.30%, Due 7/01/05                                                          2,355,000          2,385,945
Montachusett, Massachusetts Regional Transit Authority RAN,
3.00%, Due 6/17/05                                                          2,500,000          2,499,725
Pittsfield, Massachusetts BAN, 3.00%, Due 10/21/05                          1,335,000          1,341,848
                                                                                     --------------------
                                                                                               6,227,518
Michigan 0.1%
Flint, Michigan Hospital Building Authority Revenue Refunding -
Hurley Medical Center Project, 6.00%, Due 7/01/05                             510,000            512,708
Pontiac, Michigan Tax Increment Finance Authority Revenue
Refunding, 4.00%, Due 6/01/05 (e)                                             215,000            215,909
                                                                                     --------------------
                                                                                                 728,617
Mississippi 1.6%
Biloxi, Mississippi Housing Authority MFHR - Bayview Place
Estates Project, 4.50%, Due 9/01/05                                         8,000,000          8,060,240

Missouri 1.0%
Missouri Health and EFA School District Advance Funding Program
- St. Louis School District Project, 3.25%, Due 11/14/05                    5,000,000          5,043,963

New Jersey 0.8%
Bayonne, New Jersey TAN, 5.00%, Due 11/15/05                                4,000,000          4,055,960

New York 0.9%
Monroe County, New York BAN, 4.00%, Due 7/28/05                             4,000,000          4,028,762
New York, New York Industrial Development Agency Civic Facility
Revenue - Special Needs Facilities Pooled Project, 5.60%, Due
7/01/05                                                                       540,000            541,361
                                                                                     --------------------
                                                                                               4,570,123
North Carolina 0.2%
North Carolina Eastern Municipal Power Agency Power System
Revenue Refunding, 6.00%, Due 1/01/06 (e)                                     790,000            812,057

Ohio 1.2%
Beavercreek, Ohio City School District TAN, 4.00%, Due 12/01/05             2,070,000          2,084,863
Field, Ohio Local School District BAN, 3.20%, Due 6/28/05                   4,000,000          4,007,960
                                                                                     --------------------
                                                                                               6,092,823
Pennsylvania 0.2%
Chester, Pennsylvania TRAN, 4.50%, Due 6/15/05                              1,200,000          1,210,608

Puerto Rico 0.1%
Puerto Rico Industrial Tourist Educational, Medical and Environmental
Control Facilities Revenue Refunding - Ana G.
Mendez University System Project, 4.50%, Due 12/01/05                         340,000            344,434

South Carolina 0.3%
South Carolina Ports Authority Ports Revenue, 7.60%, Due 7/01/05
(f)                                                                         1,475,000          1,507,671

South Dakota 0.1%
South Dakota Health and EFA Revenue - Sioux Valley Hospital and
Health System Project, 5.00%, Due 11/01/05                                    345,000            351,514

Tennessee 0.3%
Tennessee Housing Development Agency - Homeownership Program
Project, Zero %, Due 7/01/05                                                1,585,000          1,565,378

Texas 0.2%
Austin, Texas Utility System Revenue Refunding, 5.375%, Due
11/15/05                                                                    1,110,000          1,122,143

Virgin Islands 0.3%
Virgin Islands Public Finance Authority Revenue, 6.00%, Due
10/01/05                                                                    1,695,000          1,719,459

West Virginia 0.1%
Weirton, West Virginia Municipal Hospital Building Commission
Revenue - Weirton Medical Center Project, 4.50%, Due 12/01/05                 535,000            539,087

Wisconsin 0.5%
Richland, Wisconsin School District TRAN, 3.25%, Due 10/26/05               2,200,000          2,211,902
Wisconsin Health and EFA Revenue - Marshfield Clinic Project,
5.25%, Due 2/15/05                                                            300,000            300,228
                                                                                     --------------------
                                                                                               2,512,130
                                                                                     --------------------
Total Municipal Bonds                                                                         53,727,023

Variable Rate Municipal Bonds 23.3%
Alabama 0.3%
Chatom, Alabama IDB PCR Refunding - Alabama Electric Cooperative
Project, 1.90%, Due 12/01/24 (Putable at $100 and Rate Reset
Effective 2/23/05)                                                          1,000,000          1,000,000
Jefferson County, Alabama Sewer Revenue Refunding, 1.74%, Due
2/01/42 (Putable at $100 and Rate Reset Effective 2/11/05) (e)                700,000            700,000
                                                                                     --------------------
                                                                                               1,700,000
Arizona 1.0%
Maricopa County, Arizona Pollution Control Corporation PCR
Refunding - El Paso Electric Company Project, 6.25%, Due 5/01/37
(Mandatory Put at $100 on 8/01/05)                                          5,000,000          5,091,550

California 1.2%
California Statewide Communities Development Authority COP -
Retirement Housing Foundation Project, 5.25%, Due 12/01/28
(Putable at $100 and Rate Reset Effective 3/02/05) (e)                      5,900,000          5,900,000

Colorado 0.2%
Garfield County, Colorado Hospital Revenue - Valley View
Hospital Project, 1.90%, Due 5/15/33 (Putable at $100 and Rate
Reset Effective 2/11/05) (e)                                                1,075,000          1,075,000

Florida 3.5%
Brevard County, Florida Health Facilities Authority Revenue
Refunding - Retirement Housing Foundation Project, 5.50%, Due
12/01/28 (Putable at $100 and Rate Reset Effective 3/02/05) (e)             4,300,000          4,298,743
Highlands County, Florida Health Facility Authority Revenue -
Adventist Health System Project, 1.85%, Due 11/15/34 (Putable at
$100 and Rate Reset Effective 2/16/05)                                      5,325,000          5,325,000
Orange County, Florida Health Facilities Authority Hospital
Revenue - Orlando Regional Project, 2.00%, Due 10/27/22 (Putable
at $100 and Rate Reset Effective 2/08/05) (e)                               4,525,000          4,525,000
Volusia County, Florida IDA Revenue Refunding - Retirement
Housing Foundation Project, 5.50%, Due 12/01/28 (Putable at $100
and Rate Reset Effective 3/02/05) (e)                                       3,800,000          3,800,000
                                                                                     --------------------
                                                                                              17,948,743
Georgia 0.0%
Burke County, Georgia Development Authority PCR - Georgia Power
Company Plant Vogtle Project, 1.95%, Due 10/01/32 (Putable at
$100 and Rate Reset Effective 2/23/05)                                        110,000            110,000

Illinois 1.9%
Illinois DFA PCR Refunding - Illinois Power Company Project,
1.80%, Due 4/01/32 (Putable at $100 and Rate Reset Effective
2/21/05) (e)                                                                9,825,000          9,825,000

Indiana 0.1%
Clarksville Industry Revenue Refunding - Retirement Housing
Foundation Project, 4.49%, Due 12/01/25 (Putable at $100 and
Rate Reset Effective 3/02/05) (e)                                             600,000            600,000

Kentucky 0.1%
Kentucky EDFA Revenue Refunding - Retirement Housing Foundation
Project, 5.00%, Due 12/01/28 (Putable at $100 and Rate Reset
Effective 3/02/05) (e)                                                        500,000            500,000

Louisiana 1.1%
Louisiana Local Government Environmental Facilities & Community
Development Authority Revenue, 2.09%, Due 11/01/34 (Putable at
$100 and Rate Reset Effective 2/08/05) (e)                                  5,500,000          5,500,000

Michigan 1.2%
Grand Rapids, Charter Township, Michigan EDC Revenue - Porter
Hills Obligation Group Project, 1.99%, Due 7/01/33 (Putable at
$100 and Rate Reset Effective 2/10/05) (e)                                  6,350,000          6,350,000

Minnesota 2.6%
Burnsville, Minnesota Housing Revenue - Provence LLC Project,
2.10%, Due 1/01/45 (Putable at $100 and Rate Reset Effective
2/08/05) (e)                                                               10,000,000         10,000,000
Canby, Minnesota Community Hospital District Number 1 Revenue -
Sioux Valley Hospitals & Health Project, 2.15%, Due 11/01/26
(Putable at $100 and Rate Reset Effective 2/08/05)                          3,075,000          3,075,000
                                                                                     --------------------
                                                                                              13,075,000
New York 0.2%
New York Dormitory Authority Revenue - Sisters of Charity
Hospital Project, 1.90%, Due 11/01/18 (Putable at $100 and Rate
Reset Effective 2/23/05) (e)                                                  200,000            200,000
New York Mortgage Agency Homeowner Mortgage Revenue, 2.95%, Due
10/01/17 (Mandatory Put at $100 on 10/01/05)                                  570,000            571,585
                                                                                     --------------------
                                                                                                 771,585
North Dakota 1.1%
Underwood, North Dakota PCR:
    Cooperative Power Association Project, 1.85%, Due 8/01/08
(Putable at $100 and Rate Reset Effective 2/16/05)                          4,600,000          4,600,000
    United Power Association Project, 1.85%, Due 8/01/08
(Putable at $100 and Rate Reset Effective 3/02/05)                          1,200,000          1,200,000
                                                                                     --------------------
                                                                                               5,800,000
Ohio 0.6%
Ohio Air Quality Development Authority PCR Refunding - Toledo
Edison Company Project, 3.10%, Due 9/01/33 (Mandatory Put at
$100 on 9/01/05)                                                            2,350,000          2,342,621
Ohio Water Development Authority Facilities PCR Refunding - Ohio
Edison Company Project, 3.35%, Due 6/01/33 (Mandatory Put at
$100 on 12/01/05)                                                             950,000            951,596
                                                                                     --------------------
                                                                                               3,294,217

Oregon 0.5%
Gilliam County, Oregon Solid Waste Disposal Revenue - Waste
Management Project, 2.50%, Due 7/01/29 (Mandatory Put at $100 on
5/01/05)                                                                    2,500,000          2,494,525

Pennsylvania 2.1%
Dauphin County, Pennsylvania General Authority Revenue - 2.60%,
Due 6/01/26 (Mandatory Put at $100 on 3/01/05)                              2,000,000          1,999,920
Pennsylvania Higher EFA Revenue, 1.95%, Due 12/01/33 (Putable at
$100 and Rate Reset Effective 2/04/05)                                      5,000,000          5,000,000
Pennsylvania Housing Finance Agency SFMR, 2.36%, Due 6/01/08
(Putable at $100 and Rate Reset Effective 2/09/05) (e)                      3,923,077          3,923,077
                                                                                     --------------------
                                                                                              10,922,997
Puerto Rico 1.8%
Commonwealth of Puerto Rico Infrastructure Financing Authority
Special Obligation, 2.49%, Due 10/01/40 (Putable at $100 and
Rate Reset Effective 2/02/05) (f)                                           9,400,000          9,400,000

South Carolina 0.8%
York County, South Carolina PCR, 1.92%, Due 9/15/24 (Putable at
$100 and Rate Reset Effective 3/02/05)                                      4,250,000          4,250,000

South Dakota 0.8%
Grant County, South Dakota PCR Refunding - Otter Tail Power
Company Project, 2.10%, Due 12/01/12 (Putable at $100 and Rate
Reset Effective 2/08/05)                                                    4,000,000          4,000,000

Tennessee 0.2%
Nashville and Davidson County, Tennessee Metropolitan Government
IDB Revenue - Easter Seal Project, 2.45%, Due 8/01/19 (Putable
at $100 and Rate Reset Effective 3/01/05) (e)                               1,200,000          1,200,000

Washington 1.0%
Chelan County, Washington Public Utility District Number 1
Consolidated Revenue - Chelan Hydro Project, 6.55%, Due 7/01/68
(Mandatory Put at $100 on 7/01/05)                                          5,000,000          5,089,400

Multiple States 1.0%
Charter Mac Equity Issuer Trust Bonds, 3.25%, Due 3/15/07
(Mandatory Put at $100 on 3/15/05)                                          5,000,000          5,002,850
                                                                                     --------------------
Total Variable Rate Municipal Bonds                                                          119,900,867

Municipal Money Market Funds 0.9%
Multiple States
Strong Tax-Free Money Fund (b)                                              4,770,000          4,770,000
---------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $178,217,848)                                             178,397,890
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $513,518,706) 99.6%                                    511,606,442
Other Assets and Liabilities, Net 0.4%                                                         2,179,152
---------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $   513,785,594
=========================================================================================================

Swaps
------------------------------------------------------------------------------------------------------------------------
Open Swap contracts at January 31, 2005 consisted of the
following:
------------------------------------------------------------------------------------------------------------------------
                                                                             Annual      Credit         Unrealized
                                                                             Premium    Protection     Appreciation/
Issuer                                                    Notional Amount     Paid      Purchased     (Depreciation)
------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase Credit Protection* (expires 12/20/06)       2,000,000         0.48%    $ 2,000,000      $  (11,564)

*Protection against credit rating decline of American
Electric Power Company, Inc.

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a maturity of less than one year and investments in money market funds.
(b) Affiliated issuer.
(c) All or a portion of security is when-issued.
(d) Illiquid security.
(e) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(f) Escrowed to maturity.
(g) Non-income producing security. In the case of a debt security, generally denotes that the issuer has defaulted on the payment of principal or interest, the issuer has filed for bankruptcy, or the fund halted accruing income.
(h) Restricted security.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-----------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

The Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Short-Term Municipal Bond Fund, Inc., on behalf of the Strong Short-Term Municipal Bond Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005